Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.93%
Aerospace & Defense–3.31%
BAE Systems PLC (United Kingdom)	6,561,629	$178,520,348
Howmet Aerospace, Inc.	1,652,042	426,639,847
		605,160,195
Application Software–1.36%
AppLovin Corp., Class A(b)	404,640	248,080,738
Automobile Manufacturers–1.05%
Tesla, Inc.(b)	439,360	191,468,694
Automotive Retail–0.79%
Carvana Co.(b)(c)	1,982,027	144,687,971
Biotechnology–2.19%
argenx SE, ADR (Netherlands)(b)	245,620	205,335,864
Vertex Pharmaceuticals, Inc.(b)	434,595	194,498,646
		399,834,510
Broadline Retail–6.59%
Amazon.com, Inc.(b)	4,444,294	1,202,803,728
Building Products–2.03%
Johnson Controls International PLC	2,759,891	369,990,987
Construction Machinery & Heavy Transportation Equipment– 2.42%
Caterpillar, Inc.	503,846	441,303,596
Copper–1.31%
Freeport-McMoRan, Inc.	3,644,517	239,481,212
Electrical Components & Equipment–2.27%
Vertiv Holdings Co., Class A	1,310,977	413,888,549
Electronic Components–1.84%
Coherent Corp.(b)	926,642	334,953,284
Food Distributors–0.49%
US Foods Holding Corp.(b)	1,092,449	89,416,951
Heavy Electrical Equipment–1.63%
GE Vernova, Inc.	307,709	297,960,779
Hotels, Resorts & Cruise Lines–0.50%
Hilton Worldwide Holdings, Inc.	279,927	91,720,881
Industrial Machinery & Supplies & Components–0.71%
Parker-Hannifin Corp.	153,188	129,387,180
Integrated Oil & Gas–1.03%
Suncor Energy, Inc. (Canada)	3,019,398	188,289,659
Interactive Media & Services–10.87%
Alphabet, Inc., Class A (Acquired 08/18/2004-04/30/2026; Cost $287,151,016)(d)	3,797,921	1,444,501,273
Meta Platforms, Inc., Class A	854,582	540,531,661
		1,985,032,934
Shares		Value
Internet Services & Infrastructure–1.37%
Cloudflare, Inc., Class A(b)	1,037,538	$250,897,439
Investment Banking & Brokerage–3.68%
Goldman Sachs Group, Inc. (The)	348,384	357,288,695
Interactive Brokers Group, Inc., Class A	3,626,782	315,421,230
		672,709,925
Movies & Entertainment–1.89%
Netflix, Inc.(b)	4,004,142	344,436,295
Oil & Gas Storage & Transportation–1.18%
Williams Cos., Inc. (The)	3,020,640	215,643,490
Pharmaceuticals–2.55%
Eli Lilly and Co.	421,790	466,077,950
Semiconductor Materials & Equipment–7.33%
Applied Materials, Inc.	670,175	301,618,961
ASML Holding N.V., New York Shares (Netherlands)	189,132	305,024,524
Lam Research Corp.	2,298,688	731,396,548
		1,338,040,033
Semiconductors–25.09%
Advanced Micro Devices, Inc.(b)	1,102,217	568,854,194
Broadcom, Inc.	2,059,937	920,318,053
Monolithic Power Systems, Inc.	173,636	271,950,439
NVIDIA Corp.	9,565,652	2,019,691,763
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,385,944	579,948,267
Texas Instruments, Inc.	716,901	219,142,298
		4,579,905,014
Systems Software–4.80%
Microsoft Corp.	1,946,590	876,432,681
Technology Hardware, Storage & Peripherals–8.48%
Apple, Inc.	3,282,134	1,024,222,736
Western Digital Corp.	984,780	523,124,984
		1,547,347,720
Tobacco–1.23%
Philip Morris International, Inc. (Switzerland)	1,267,484	224,826,312
Transaction & Payment Processing Services–0.94%
Visa, Inc., Class A	526,241	171,744,013
Total Common Stocks & Other Equity Interests (Cost $8,248,007,422)		18,061,522,720
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f)	70,712,055	70,712,055
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.52%(e)(f)	131,316,461	$131,316,461
Total Money Market Funds (Cost $202,028,516)		202,028,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $8,450,035,938)		18,263,551,236
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 3.58%(e)(f)(g)	420,439	420,439
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.75%(e)(f)(g)	1,068,578	$1,068,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,489,231)		1,489,231
TOTAL INVESTMENTS IN SECURITIES–100.04% (Cost $8,451,525,169)		18,265,040,467
OTHER ASSETS LESS LIABILITIES—(0.04)%		(7,580,087)
NET ASSETS–100.00%		$18,257,460,380
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented 7.91% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,154,748	$764,085,139	$(709,527,832)	$-	$-	$70,712,055	$1,127,713
Invesco Treasury Portfolio, Institutional Class	29,992,556	1,419,015,258	(1,317,691,353)	-	-	131,316,461	2,077,388
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,805,882	794,281,715	(803,667,158)	-	-	420,439	739,837*
Invesco Private Prime Fund	25,385,918	1,800,614,208	(1,824,907,973)	(1,126)	(22,235)	1,068,792	2,008,394*
Total	$81,339,104	$4,777,996,320	$(4,655,794,316)	$(1,126)	$(22,235)	$203,517,747	$5,953,332

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,883,002,372	$178,520,348	$—	$18,061,522,720
Money Market Funds	202,028,516	1,489,231	—	203,517,747
Total Investments	$18,085,030,888	$180,009,579	$—	$18,265,040,467
Invesco American Franchise Fund